Condensed Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2017	May 31, 2017	Jan. 26, 2017
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	75,000,000
Common Stock, Issued	135,800,000	5,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Issued	2,000,000	0